Equity accounted investments - Summary (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	R 8,471	R 7,594	[1]	R 5,621	[1]
Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	6,650	5,413		3,929		R 2,688
Peregrine Metals Ltd.
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	1,160	1,086		1,001		954
Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	578	649		691		397
Keliber
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	0	446		0		R 0
Other equity-accounted investments
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	83	R 0		R 0
Glint Incorporated
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	81
Consideration paid	R 92

[1]	* Restated — see note 1.5